Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

December 31

(add 000)	2014	2013
Land and land improvements	$849,704	$728,396
Mineral reserves and interests	990,438	461,587
Buildings	157,233	118,655
Machinery and equipment	3,568,342	2,575,340
Construction in progress	125,959	92,906
	5,691,676	3,976,884
Less allowances for depreciation, depletion and amortization	(2,288,906)	(2,177,643)
Total	$3,402,770	$1,799,241

Gross Asset Value and Related Allowance for Amortization for Machinery and Equipment Recorded under Capital Lease

The gross asset value and related allowance for amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2014	2013
Machinery and equipment under capital leases	$25,775	$10,341
Less allowance for amortization	(2,808)	(104)
Total	$22,967	$10,237